Expense Example - LVIP Dimensional US Core Equity 2 Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	50	222	409	950	76	301	545	1,244